Derivative Liabilities (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2021	Nov. 06, 2020	Jul. 29, 2021	Feb. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2023	Aug. 31, 2021
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount								$ 433,600
SPAC warrants						$ 3,762		137,698
Warrant, description							Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment.
Beneficial ownership	4.99%
Outstanding warrants, Percentage							10.00%
Warrant purchase share (in Shares)							1,250
Exercise price per share (in Dollars per share)					$ 141.4		$ 141.4
Business combination warrants value									$ 0
Fair value of derivative liabilities									6,474,200
Warrant revalued									400
Exercise price per share (in Dollars per share)										$ 100	$ 1.78	$ 150
Fair value of warrants									$ 43,561
Private Placement [Member]
Derivative Liabilities (Details) [Line Items]
Aggregate amount (in Shares)							502,500		502,500
Warrant revalued amount							$ 0	20,100
SPAC warrants						10,050		447,225		$ 467,325
Warrant, description							Each Private SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment.			Each Private Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the warrants. The Private Warrants are currently exercisable and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. The Private Warrants are non-redeemable so long as they are held by original holders or their permitted transferees. If the Private Warrants are held by other parties, the Company may redeem the Private Warrants, in whole and not in part, at a price of $0.01 per Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period.
Business combination warrants value									$ 587,925
Fair value of derivative liabilities									466,069	$ 211,050
Fair value of derivative liabilities									1,256
Fair value of warrants										52,116
Private Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Business combination warrants value										43,561
Public SPAC Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount								592,250
SPAC warrants									$ 31,625	8,048,850
Warrant, description									Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants are currently exercisable and will expire on November 6, 2025, or earlier upon redemption or liquidation. The Company may redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Public Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period.
Business combination warrants value									$ 1,978,000
Fair value of derivative liabilities									$ 8,017,225	4,253,850
Public SPAC Warrants [Member] | IPO [Member]
Derivative Liabilities (Details) [Line Items]
Aggregate amount (in Shares)							11,500,000		11,500,000
PIPE Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Purchase of shares of common stock (in Shares)				128,200
Exercise price per share (in Dollars per share)				$ 100
Fair value of derivative liabilities										778,536
Fair value of PIPE warrants				$ 7,294,836
Warrant revalued									$ 42,100	6,516,300
Alpha Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Purchase of aggregate shares (in Shares)			1,250
Beneficial ownership									4.99%
Fair value of PIPE warrants									$ 95,677
Exercise price per share (in Dollars per share)			$ 141.4
AGP Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Purchase of aggregate shares (in Shares)	3,183	3,183
Exercise price per share (in Dollars per share)		$ 105.6
Fair value of derivative liabilities									$ 143,931	21,564
Warrant revalued										$ 144,331
Exercise price per share (in Dollars per share)	$ 105.6
Public SPAC Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount							$ 5,405
SPAC warrants					$ 230	1,246,600	26,220	7,456,600
Private Warrants [Member]
Derivative Liabilities (Details) [Line Items]
SPAC warrants					0		1,256
PIPE Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount							200
SPAC warrants					1,800	188,000	41,900	6,082,700
Purchase of shares of common stock (in Shares)				128,200
Warrant, Exercise Price, Increase (in Dollars per share)				$ 100
AGP Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount								6,633
SPAC warrants					6		400
Purchase of aggregate shares (in Shares)	3,183
Exercise price per share (in Dollars per share)	$ 105.6
Warrants Revalued amount					0		$ 0
Alpha Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Warrant revalued amount								224
SPAC warrants						$ 1,496		$ 43,337
Beneficial ownership							4.99%
Revalued warrant					$ 0		$ 0